Retirement benefit obligations - Disclosure of main actuarial assumptions used to measure the retirement benefit obligations (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Discount Rate (IBoxx Corporates AA)	3.34%	3.65%	0.90%
Salary increase rate	3.00%
Employee contribution rate	45.00%	45.00%	45.00%
Top of range
Disclosure of defined benefit plans [line items]
Turnover rate	5.80%	5.80%	5.80%
Bottom of range
Disclosure of defined benefit plans [line items]
Turnover rate	0.05%	0.05%	0.05%
Key magement
Disclosure of defined benefit plans [line items]
Retirement age	65 years	65 years	65 years
Salary increase rate		3.00%	3.00%
Other employees
Disclosure of defined benefit plans [line items]
Retirement age	64 years	63 years	63 years
Salary increase rate		2.55%	2.55%